S000001249 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
ARIZONA TAX-EXEMPT FUND | ARIZONA TAX-EXEMPT FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0